FINANCIAL INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Schedule of financial income (expenses)
	Six months ended June 30,
	2026	2025
	(Unaudited)
Financial expenses:
Bank charges and other	$836	$278
Exchange rate expense, net	5,817	-
Total financial expenses	6,653	278
Financial income:
Exchange rate income, net	-	556
Interest income on deposits, money market funds and marketable securities	22,654	31,326
Accretion of discount on marketable securities	1,335	145
Total financial income	23,989	32,027
Financial income, net	$17,336	$31,749